Fair Value of Financial Instruments and Risk Management - Summary of Fair Values and Carrying Values of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Carrying Value	$ 13,763	$ 13,620
Fair Value	$ 13,026	$ 15,573